Financial instruments - Warrants, Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Sep. 02, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2017	Dec. 31, 2016
Financial Instruments - Warrants [Line Items]
Number of shares issued	287,796,585	285,885,025		285,370,619	282,493,867
Financial liabilities	$ 239,290	$ 195,441
Vedanta Biosciences | Preferred share warrants | Oxford Finance LLC
Financial Instruments - Warrants [Line Items]
Exercise price			$ 23.28
Number of shares issued			12,886
Subsidiary warrant liability
Financial Instruments - Warrants [Line Items]
Financial liabilities	$ 6,800
Loans | Follica | Preferred share warrants
Financial Instruments - Warrants [Line Items]
Exercise price						$ 0.07	$ 0.14